Company Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss:
Other financial assets at fair value through profit or loss	£ 676	£ 834
Financial assets at amortised cost:
Loans and advances to banks	1,420	2,004
Other financial assets at amortised cost	506	1,163
Interests in other entities	201	172
Current tax assets	351	271
Other assets	1,576	3,020
Total assets	293,676	299,064
Financial liabilities at fair value through profit or loss:
Other financial liabilities at fair value through profit or loss	803	1,434
Financial liabilities at amortised cost:
Deposits by banks	33,862	20,973
Debt securities in issue	31,580	43,679
Subordinated liabilities	2,228	2,556
Other liabilities	2,198	2,343
Total liabilities	277,298	282,819
Equity
Share capital	7,060	7,060
Other equity instruments	2,191	2,241
Retained earnings	6,754	6,030
Total equity	16,378	16,245
Total liabilities and equity	293,676	299,064
Santander UK Group Holdings plc
Financial assets at fair value through profit or loss:
Other financial assets at fair value through profit or loss	4,190	1,425
Financial assets at amortised cost:
Loans and advances to banks	5,926	7,934
Other financial assets at amortised cost	838	830
Interests in other entities	13,590	13,585
Current tax assets	15	11
Other assets	2	1
Total assets	24,561	23,786
Financial liabilities at fair value through profit or loss:
Other financial liabilities at fair value through profit or loss	4,190	1,425
Financial liabilities at amortised cost:
Deposits by banks	7	7
Debt securities in issue	6,013	7,970
Subordinated liabilities	838	830
Other liabilities	0	1
Total liabilities	11,048	10,233
Equity
Share capital	7,060	7,060
Other equity instruments	2,191	2,241
Retained earnings	4,262	4,252
Total equity	13,513	13,553
Total liabilities and equity	£ 24,561	£ 23,786